SHARE-BASED COMPENSATION (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 25, 2013 Stock options	Dec. 31, 2013 Options and nonvested restricted shares	Dec. 31, 2012 Options and nonvested restricted shares	Dec. 31, 2011 Options and nonvested restricted shares	Dec. 31, 2013 Options and nonvested restricted shares Cost of revenues	Dec. 31, 2013 Options and nonvested restricted shares Selling and marketing	Dec. 31, 2012 Options and nonvested restricted shares Selling and marketing	Dec. 31, 2011 Options and nonvested restricted shares Selling and marketing	Dec. 31, 2013 Options and nonvested restricted shares Research and development	Dec. 31, 2012 Options and nonvested restricted shares Research and development	Dec. 31, 2011 Options and nonvested restricted shares Research and development	Dec. 31, 2013 Options and nonvested restricted shares General and administrative	Dec. 31, 2012 Options and nonvested restricted shares General and administrative	Dec. 31, 2011 Options and nonvested restricted shares General and administrative
Share-based compensation recorded by Group
Share-based compensation expenses from continuing operations					$ 15,489	$ 10,615	$ 5,269	$ 184	$ 328	$ 524	$ 414	$ 982	$ 1,580	$ 1,628	$ 13,995	$ 8,511	$ 3,227
Loss from the operations of the discontinued operations					649	282	254
Share-based compensation	14,437	9,248	4,606	425	16,138	10,897	5,523
Income tax benefit recognized in the statements of operations for share-based compensation	$ 0	$ 0	$ 0